Total
GMO U.S. Small Cap Value Fund
GMO U.S. Small Cap Value Fund

 GMO TRUST

Amended and Restated Supplement dated March 25, 2020 to the
GMO Trust Prospectus, dated June 30, 2019, as supplemented

This supplement amends and restates all prior supplements to the GMO Trust Prospectus, dated June 30, 2019 (the “Prospectus”).

GMO U.S. Small Cap Value Fund

Effective April 1, 2020, the section appearing on page 62 of the Prospectus captioned “Investment objective” is replaced in its entirety with the following:

Investment objective
Total return in excess of its benchmark, the S&P SmallCap 600 Value Index.